Financial Instruments (Gain/(Loss) Recognized in OCI for Derivative Instruments Designated as Cash Flow Hedges) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Foreign Currency Contracts [Member]
Gain/(loss) recognized in OCI for derivative instruments designated as cash flow hedges	$ (1.8)	$ 2.6
Commodity Contracts [Member]
Gain/(loss) recognized in OCI for derivative instruments designated as cash flow hedges	$ 2.5	$ 0